Operating Assets and Liabilities - Contract Liabilities (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2020 USD ($)	Jun. 30, 2020 product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment recognized		$ 3,720	$ 3,121	[1]	$ 2,390	[1]
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment	$ 750
Upfront payment recognized		66	58		106		$ 673
Number of product concepts | product								4
Additions from asset acquisition		51	$ 0		$ 0
Gilead Sciences, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions from asset acquisition		$ 49

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.